CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Millions	Total	PREFERRED STOCK	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE LOSS	TREASURY STOCK
Beginning Balance at Dec. 31, 2008		$ 1,501.3	$ 379.8	$ 178.5	$ 5,091.2	$ (494.9)	$ (266.5)
April 1 Cumulative Effect of Applying ASC 320-10 (Formerly, FSP FAS 115-2)					9.5	(9.5)
Common Stock Issuance			28.8	805.3
Redemption of Preferred Stock, Series B		(1,576.0)
Beginning balance, as Adjusted					5,100.7
Net Unrealized Gains on Securities Available for Sale	180.7					171.1
Repurchase of Warrant to Purchase Common Stock				(87.0)
Net Income	864.2				864.2
Net Unrealized Gains (Lossses) on Cash Flow Hedges	(5.5)					(5.5)
Stock Options and Awards				(39.1)			81.1
Dividends Declared - Common Stock					(267.6)
Foreign Currency Translation Adjustments	(1.5)					8.1
Stock Options and Awards - Amortization				26.4
Stock Purchased							(13.8)
Dividends Declared - Preferred Stock	(111.1)				(46.6)
Pension and Other Postretirement Benefit Adjustments	(30.9)					(30.9)
Stock Options and Awards - Tax Benefits	4.2			4.2
Discount Accretion - Preferred Stock		74.7			(74.7)
Ending Balance at Dec. 31, 2009	6,312.1		408.6	888.3	5,576.0	(361.6)	(199.2)
Beginning balance, as Adjusted					5,576.0
Net Unrealized Gains on Securities Available for Sale	28.2					28.2
Net Income	669.5				669.5
Net Unrealized Gains (Lossses) on Cash Flow Hedges	37.6					37.5
Stock Options and Awards				(23.1)			41.0
Dividends Declared - Common Stock					(273.4)
Foreign Currency Translation Adjustments	(18.3)					(15.0)
Stock Options and Awards - Amortization				53.6
Stock Purchased							(6.9)
Pension and Other Postretirement Benefit Adjustments	8.8					5.6
Stock Options and Awards - Tax Benefits	1.2			1.2
Ending Balance at Dec. 31, 2010	6,830.3		408.6	920.0	5,972.1	(305.3)	(165.1)
Beginning balance, as Adjusted					5,972.1
Net Unrealized Gains on Securities Available for Sale	53.3					53.3
Net Income	603.6				603.6
Net Unrealized Gains (Lossses) on Cash Flow Hedges	(18.4)					(18.4)
Stock Options and Awards				(13.2)			19.0
Dividends Declared - Common Stock					(273.4)
Foreign Currency Translation Adjustments	(2.5)					(2.5)
Stock Options and Awards - Amortization				71.3
Stock Purchased							(79.4)
Pension and Other Postretirement Benefit Adjustments	(72.7)					(72.7)
Stock Options and Awards - Tax Benefits	(0.6)			(0.6)
Ending Balance at Dec. 31, 2011	$ 7,117.3		$ 408.6	$ 977.5	$ 6,302.3	$ (345.6)	$ (225.5)